Commitments and Contingencies Legal Proceedings	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
COMMITMENTS
Commitments and Contingencies

9.Commitments and Contingencies

Legal Proceedings

During 2019 and 2020, the Company was in state court litigation in California. Noah Craft and Belinda Tan, former co-founders and former Chief Executive Officer and Chief Medical Officer, respectively, asserted derivative claims purportedly on behalf of the Company alleging that several of its current and former directors and investors committed various breaches of duty in connection with the termination of Craft and Tan’s employment. Craft and Tan also asserted direct tort claims arising from the same facts against the non-Company defendants. Moreover, Tan asserted a direct claim against the Company and certain current and former directors for gender discrimination. The Company disputed that it was liable, and that none of Craft and Tan’s claims had merit.

Notwithstanding the Company’s stance, the litigation was settled in court in November 2020. As of September 30, 2021, all elements and payments associated with the settlement have been completed which included the following:

1)	In June 2020, the Director Defendants paid $100,000 to the Company, which was used to offset the legal settlement in 3) below.
2)	As part of the settlement, the Company paid $3,675,000 to Plaintiffs (“First Payment”) in December 2020. In return, the Plaintiffs conveyed all the Company shares and any other securities or interest in the Company shares. The Plaintiffs held the equivalent on an as converted basis of 5,901,076 common shares.
3)	In December 2020, the Company accrued $1,225,000 for the legal settlement which was paid in June 2021 (“Second Payment”).

9.Commitments and Contingencies (continued)

New Office Lease

In March 2021, the Company entered into an operating lease agreement to lease office space in Culver City, CA commencing in July 2021 through October 2024 totaling $1,578,821.

Future minimum lease payments under non-cancellable leases as of September 30, 2021 were as follows:

Operating Leases
2021 (remaining three months)	$188,943
2022	1,286,301
2023	629,369
2024	599,327
2025	137,888
2026	11,517
Thereafter	—
Total future minimum lease payments	$2,853,345
Less imputed interest	(264,774)
Total	$2,588,571
Reported as of September 30, 2021:
Other current liabilities	$1,103,283
Operating lease liabilities	1,485,288
Total	$2,588,571

14.         Commitments and Contingencies

Legal Proceedings

During 2019 and 2020, the Company was in state court litigation in California. Noah Craft and Belinda Tan, former co-founders and former Chief Executive Officer and Chief Medical Officer, respectively, asserted derivative claims purportedly on behalf of the Company alleging that several of its current and former directors and investors committed various breaches of duty in connection with the termination of Craft and Tan’s employment. Craft and Tan also asserted direct tort claims arising from the same facts against the non-Company defendants. Moreover, Tan asserted a direct claim against the Company and certain current and former directors for gender discrimination. The Company disputed that it was liable, and that none of Craft and Tan’s claims had merit. On September 30, 2019, the Los Angeles County Superior Court stayed this litigation indefinitely after ruling that a contractual forum selection clause required Craft’s and Tan’s claims to be brought in Delaware. Craft and Tan have partially appealed that ruling to the California Court of Appeal.

On February 26, 2020 agreement was reached on the terms of the pending litigation described above, and on June 30, 2020, the long form agreement was executed by all parties, and was settled in court in November 2020.

The settlement agreement included the following elements:

1)	Within five business days after a Final Dismissal occurred:
a.	The Director Defendants caused their insurers to pay $100,000 to Science 37.
b.	Science 37 paid $3,675,000 to Plaintiffs (“First Payment”).
2)	Within five business days of the Plaintiffs’ receipt of the First Payment, the Plaintiffs conveyed all Science 37 shares and any other securities or interest in Science 37 shares. The Plaintiffs held the equivalent on an as converted basis of 5,901,076 common shares.
3)	Good Dermatology, a company wholly owned by the Plaintiffs, was focused on providing dermatology care. Historically, Good Dermatology had sub-contracted employees from Science 37, and had allowed Science 37 the use of their medical offices to conduct clinical trials. In addition, Science 37 had advanced funds for rental payments and employee payroll, for the benefit of Good Dermatology. Good Dermatology delivered $600,000 to Science 37 to cover all outstanding obligations as of February 26, 2020:
a.	Within five business days after the Effective Date (June 30, 2020), Plaintiffs instructed Good Dermatology to pay Science 37 $400,000 for part of the payables due to Science 37 for rent, employee costs, etc. This amount was received in early July 2020.
b.	It was contemplated that Good Dermatology would dissolve or be wound down. Within five business days of such action, Science 37 is to pay the Plaintiffs either $1,225,000 or $1,025,000 (“Second Payment”). The amount paid was determined by whether Plaintiffs i) elected to pay $200,000 directly to Science 37 to satisfy the $600,000 outlined in 3) above and in which case, Science 37 would pay to the Plaintiffs $1,225,000 or ii) elected to pay $0 directly to Science 37 in which the Second Payment to the Plaintiffs would be $1,025,000. Plaintiffs elected to pay $200,000, resulting in Science 37 owing $1,225,000. As of December 31, 2020, this payment is pending upon Good Dermatology’s dissolution.
c.	Additionally, prior to dissolution, Good Dermatology agreed to pay Science 37 all sums which accrued, arose or were incurred on Good Dermatology’s behalf by Science 37 from the time of February 26, 2020 through dissolution.

14.         Commitments and Contingencies (continued)

As of December 31, 2020, all payments were made by both parties with the exception of $1,225,000 owed by Science 37 to Plaintiffs in 3b above, the amount of which is recorded in accrued expenses on the balance sheet. The $1,225,000 was paid by Science 37 in June 2021.